Acquisitions and Acquisition-Related Items	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
Business Combinations [Abstract]
Acquisitions and Acquisition-Related Items

Note 3 – Acquisitions and Acquisition-Related Items

Medtronic had various acquisitions and other acquisition-related activity during the first quarter of fiscal years 2015 and 2014. Certain acquisitions were accounted for as business combinations as noted below. In accordance with authoritative guidance on business combination accounting, the assets and liabilities of Medtronic acquired were recorded as of the acquisition date, at their respective fair values, and consolidated. The pro forma impact of these acquisitions was not significant, individually or in the aggregate, to the results of Medtronic for the three months ended July 25, 2014 or July 26, 2013. The results of operations related to each company acquired have been included in Medtronic’s condensed consolidated statements of earnings since the date each company was acquired.

Pending Acquisition of Covidien plc

On June 15, 2014, Medtronic, Inc. entered into a Transaction Agreement (the Transaction Agreement) by and among Medtronic, Inc., Covidien public limited company, an Irish public limited company (Covidien), Medtronic Holdings Limited (f/k/a Kalani I Limited), a private limited company organized under the laws of Ireland that will be renamed Medtronic plc (New Medtronic), Makani II Limited, a private limited company organized under the laws of Ireland and a wholly-owned subsidiary of New Medtronic (IrSub), Aviation Acquisition Co., Inc., a Minnesota corporation (U.S. AcquisitionCo), and Aviation Merger Sub, LLC, a Minnesota limited liability company and a wholly-owned subsidiary of U.S. AcquisitionCo (MergerSub). Under the terms of the Transaction Agreement, (i) New Medtronic and IrSub will acquire Covidien (the Acquisition) pursuant to the Irish Scheme of Arrangement under Section 201, and a capital reduction under Sections 72 and 74, of the Irish Companies Act of 1963 (the Arrangement) and (ii) MergerSub will merge with and into Medtronic, Inc., with Medtronic, Inc. continuing as the surviving corporation in the merger (such merger, the Merger, and the Merger together with the Acquisition, the Pending Acquisition). As a result of the Pending Acquisition, both Medtronic, Inc. and Covidien will become wholly-owned direct or indirect subsidiaries of New Medtronic.

(a) At the effective time of the Arrangement, Covidien shareholders will be entitled to receive $35.19 in cash and 0.956 of a newly issued New Medtronic share (the Arrangement Consideration) in exchange for each Covidien share held by such shareholders, and (b) at the effective time of the Merger, each share of Medtronic, Inc. common stock will be converted into the right to receive one New Medtronic share. The total cash and stock value of the Pending Acquisition is approximately $42.9 billion based on Medtronic, Inc.’s closing share price of $60.70 on June 13, 2014. It is expected that immediately after the closing of the Pending Acquisition, Covidien shareholders will own approximately 30 percent of New Medtronic on a fully diluted basis. Shares of New Medtronic are expected to trade on the New York Stock Exchange.

The Transaction Agreement may be terminated by mutual written consent of the parties. The Transaction Agreement also contains certain termination rights, including, among others, the right of either party to terminate if (a) the Arrangement has not become effective by March 15, 2015 (the End Date), subject to certain conditions, provided that the End Date will be extended to June 15, 2015 in certain circumstances, (b) the Covidien or Medtronic, Inc. shareholder approvals are not obtained, (c) the other party breaches its representations and covenants and such breach would result in the closing conditions not being satisfied, subject to a cure period, (d) the Irish High Court declines to sanction the Arrangement, unless both parties agree to appeal the decision, or (e) there is a failure of the tax condition as described in Medtronic, Inc.’s Current Report on Form 8-K filed with the Securities and Exchange Commission (SEC) on June 16, 2014. Covidien also has the right, prior to the receipt of Covidien shareholder approval, to terminate the Transaction Agreement to accept a Covidien Superior Proposal (as defined in the Transaction Agreement) in certain circumstances.

The Transaction Agreement also provides that Medtronic, Inc. must pay Covidien a termination fee of $850 million if the Transaction Agreement is terminated because the Medtronic, Inc. board of directors changes its recommendation for the transaction and the Medtronic, Inc. shareholders vote against the Transaction, and either (i) Covidien obtained the requisite Covidien shareholder approval or (ii) Medtronic, Inc. effected such termination prior to the completion of the Covidien shareholder meeting.

The consummation of the Pending Acquisition is subject to certain conditions, including approvals by Medtronic, Inc. and Covidien shareholders. In addition, the proposed transaction requires regulatory clearances in the U.S., the European Union, China, and certain other countries. The Pending Acquisition is expected to close in the fourth calendar quarter of 2014 or early 2015. Covidien is a global health care products company that creates innovative medical solutions for better patient outcomes and delivers value through clinical leadership and excellence. Covidien develops, manufactures, and sells a diverse range of industry-leading medical device and supply products.

See Note 8 to the condensed consolidated financial statements for further information regarding the financing of the Pending Acquisition.

Visualase, Inc.

On July 25, 2014, Medtronic acquired Visualase, Inc. (Visualase), a privately held developer of minimally invasive MRI guided laser ablation for surgical applications. Total consideration for the transaction was approximately $97 million. Based upon a preliminary acquisition valuation, Medtronic acquired $66 million of technology-based intangible assets with an estimated useful life of 10 years at the time of acquisition and $49 million of goodwill. The acquired goodwill is not deductible for tax purposes.

Corventis, Inc.

On June 20, 2014, Medtronic acquired Corventis, Inc. (Corventis), a privately held developer of wearable, wireless technologies for cardiac disease. Total consideration for the transaction was approximately $131 million, including settlement of outstanding debt to Medtronic of $50 million. Based upon a preliminary acquisition valuation, Medtronic acquired $80 million of technology-based intangible assets with an estimated useful life of 16 years at the time of acquisition and $50 million of goodwill. The acquired goodwill is not deductible for tax purposes.

TYRX, Inc.

On December 30, 2013, Medtronic acquired TYRX, Inc. (TYRX), a privately held developer of antibiotic drug and implanted medical device combinations. TYRX’s products include those designed to reduce surgical site infections associated with implantable pacemakers, defibrillators, and spinal cord neurostimulators. Under the terms of the agreement, the transaction included an initial up-front payment of $159 million, representing a purchase price amount that was net of acquired cash, including the assumption and settlement of existing TYRX debt and direct acquisition costs. Total consideration for the transaction was approximately $222 million, which included estimated fair values for product development-based and revenue-based contingent consideration of $25 million and $35 million, respectively. The product development-based contingent consideration includes a future potential payment of $40 million upon achieving certain milestones, and the revenue-based contingent consideration payments would be equal to TYRX’s actual annual revenue growth for Medtronic’s fiscal years 2015 and 2016. Based upon a preliminary acquisition valuation, Medtronic acquired $94 million of technology-based intangible assets with an estimated useful life of 14 years at the time of acquisition and $132 million of goodwill. The acquired goodwill is not deductible for tax purposes.

The fair values of the assets acquired and liabilities assumed are as follows:

(in millions)
Current assets	$6
Property, plant, and equipment	1
Intangible assets	94
Goodwill	132

Total assets acquired	233

Current liabilities	4
Long-term deferred tax liabilities, net	7

Total liabilities assumed	11

Net assets acquired	$222

Medtronic accounted for the acquisitions of Corventis, Visualase, and TYRX as business combinations using the acquisition method of accounting.

Subsequent Acquisitions

On August 26, 2014, Medtronic acquired NGC Medical S.p.A. (NGC), a privately-held Italian company that offers a broad suite of hospital managed services. Medtronic had previously invested in NGC and held a 30 percent ownership position in that company. The total consideration, net of this previously-held ownership position, was approximately $238 million.

On August 25, 2014, Medtronic acquired Sapiens Steering Brain Stimulation, a privately-held developer of deep brain stimulation technologies. The total consideration for the transaction was approximately $200 million.

Acquisition-Related Items

During the three months ended July 25, 2014, Medtronic recorded acquisition-related items of $41 million primarily due to costs incurred in connection with the pending Covidien acquisition (an SEC filing fee, amortization of bridge financing fees, advisory, legal, and other costs).

During the three months ended July 26, 2013, Medtronic recorded net income from acquisition-related items of $96 million related to the change in fair value of contingent consideration payments associated with Ardian, Inc. (Ardian) acquisition, which is based on annual revenue growth through fiscal year 2015.

Contingent Consideration

Certain of Medtronic’s business combinations and purchases of intellectual property involve the potential for the payment of future contingent consideration upon the achievement of certain product development milestones and/or various other favorable operating conditions. Payment of the additional consideration is generally contingent on the acquired company reaching certain performance milestones, including attaining specified revenue levels or achieving product development targets. For business combinations subsequent to April 24, 2009, a liability is recorded for the estimated fair value of the contingent consideration on the acquisition date. The fair value of the contingent consideration is remeasured at each reporting period and the change in fair value recognized as income or expense within acquisition-related items in the condensed consolidated statements of earnings. Medtronic measures the liability on a recurring basis using Level 3 inputs. See Note 7 for further information regarding fair value measurements.

The fair value of contingent consideration is measured using projected payment dates, discount rates, probabilities of payment, and projected revenues (for revenue-based considerations). Projected contingent payment amounts are discounted back to the current period using a discounted cash flow model. Projected revenues are based on Medtronic’s most recent internal operational budgets and long-range strategic plans. Increases (decreases) in projected revenues, probabilities of payment, discount rates, or projected payment dates may result in a higher (lower) fair value measurement. Fluctuations in any of the inputs may result in a significantly lower (higher) fair value measurement.

The recurring Level 3 fair value measurements of contingent consideration include the following significant unobservable inputs:

($ in millions)	Fair Value at July 25, 2014	Valuation Technique	Unobservable Input	Range
			Discount rate	13.5% - 24%
Revenue-based payments	$62	Discounted cash flow	Probability of payment	100%
			Projected fiscal year of payment	2015 - 2019
			Discount rate	5.5%
Product development-based payments	$25	Discounted cash flow	Probability of payment	75%
			Projected fiscal year of payment	2018

At July 25, 2014, the estimated maximum amount of undiscounted future contingent consideration that Medtronic is expected to make associated with all completed business combinations or purchases of intellectual property prior to April 24, 2009 was approximately $198 million. Medtronic estimates the milestones or other conditions associated with the contingent consideration will be reached in fiscal year 2015 and thereafter.

The fair value of contingent consideration associated with acquisitions subsequent to April 24, 2009, as of July 25, 2014 and April 25, 2014, was $87 million and $68 million, respectively. As of July 25, 2014, $68 million was reflected in other long-term liabilities and $19 million was reflected in other accrued expensesin the condensed consolidated balance sheets. As of April 25, 2014, $51 million was reflected in other long-term liabilities and $17 million was reflected in other accrued expenses in the condensed consolidated balance sheets. The portion of the contingent consideration paid related to the acquisition date fair value is reported as financing activities in the condensed consolidated statements of cash flows. Amounts paid in excess of the original acquisition date fair value are reported as operating activities in the condensed consolidated statements of cash flows. The following table provides a reconciliation of the beginning and ending balances of contingent consideration associated with acquisitions subsequent to April 24, 2009:

	Three months ended
(in millions)	July 25, 2014	July 26, 2013
Beginning Balance	$68	$142
Purchase price contingent consideration	23	—
Contingent consideration payments	(5)	(1)
Change in fair value of contingent consideration	1	(96)

Ending Balance	$87	$45

4. Acquisitions and Acquisition-Related Items

The Company had various acquisitions and other acquisition-related activity during fiscal years 2014, 2013, and 2012. Certain acquisitions were accounted for as business combinations as noted below. In accordance with authoritative guidance on business combination accounting, the assets and liabilities of the company acquired were recorded as of the acquisition date, at their respective fair values, and consolidated. The pro forma impact of these acquisitions was not significant, individually or in the aggregate, to the results of the Company for the fiscal years ended April 25, 2014, April 26, 2013, or April 27, 2012. The results of operations related to each company acquired have been included in the Company’s consolidated statements of earnings since the date each company was acquired.

Fiscal Year 2014

TYRX, Inc.

On December 30, 2013, the Company acquired TYRX, Inc. (TYRX), a privately-held developer of antibiotic drug and implanted medical device combinations. TYRX’s products include those designed to reduce surgical site infections associated with implantable pacemakers, defibrillators, and spinal cord neurostimulators. Under the terms of the agreement, the transaction included an initial up-front payment of $159 million, representing a purchase price net of acquired cash, including the assumption and settlement of existing TYRX debt and direct acquisition costs. Total consideration for the transaction was approximately $222 million, which included estimated fair values for product development-based and revenue-based contingent consideration of $25 million and $35 million, respectively. The product development-based contingent consideration includes a future potential payment of $40 million upon achieving certain milestones, and the revenue-based contingent consideration payments equal TYRX’s actual annual revenue growth for the Company’s fiscal years 2015 and 2016. Based upon the preliminary acquisition valuation, the Company acquired $94 million of technology-based intangible assets with an estimated useful life of 14 years and $132 million of goodwill. The acquired goodwill is not deductible for tax purposes.

The Company accounted for the acquisition of TYRX as a business combination using the acquisition method of accounting. The assets acquired and liabilities assumed were recorded at their respective fair values as of the acquisition date. During the fourth quarter of fiscal year 2014, the Company recorded minor adjustments to goodwill and long-term deferred tax liabilities, net. The fair values of the assets acquired and liabilities assumed are as follows:

(in millions)
Current assets	$6
Property, plant, and equipment	1
Intangible assets	94
Goodwill	132

Total assets acquired	233

Current liabilities	4
Long-term deferred tax liabilities, net	7

Total liabilities assumed	11

Net assets acquired	$222

Cardiocom, LLC

On August 7, 2013, the Company acquired Cardiocom, LLC (Cardiocom), a privately-held developer and provider of integrated solutions for the management of chronic diseases such as heart failure, diabetes, and hypertension. Cardiocom’s products and services include remote monitoring and patient-centered software to enable efficient care coordination and specialized telehealth nurse support. Total consideration for the transaction was approximately $193 million. Based upon the acquisition valuation, the Company acquired $61 million of customer-related intangible assets with an estimated useful life of 7 years and $123 million of goodwill. The acquired goodwill is deductible for tax purposes.

The Company accounted for the acquisition of Cardiocom as a business combination using the acquisition method of accounting. The assets acquired and liabilities assumed were recorded at their respective fair values as of the acquisition date. The fair values of the assets acquired and liabilities assumed are as follows:

(in millions)
Current assets	$14
Property, plant, and equipment	7
Intangible assets	61
Goodwill	123

Total assets acquired	205

Current liabilities	12

Total liabilities assumed	12

Net assets acquired	$193

Acquisition-Related Items

During fiscal year 2014, the Company recorded net charges from acquisition-related items of $117 million, primarily including IPR&D and long-lived asset impairment charges of $236 million related to the Ardian, Inc. (Ardian) acquisition and income of $138 million related to the change in fair value of contingent consideration associated with acquisitions subsequent to April 29, 2009. The Ardian impairment resulted from the Company’s January 2014 announcement that the U.S. pivotal trial in renal denervation for treatment-resistant hypertension, Symplicity HTN-3, failed to meet its primary efficacy endpoint. Based on the results of the trial, the Company suspended enrollment of its renal denervation hypertension trials that were being conducted in the U.S., Japan, and India. These impairment charges consisted of $192 million related to IPR&D and $44 million related to other long-lived assets. For additional information regarding these impairment assessments, refer to Note 6. The change in fair value of contingent consideration primarily related to adjustments for Ardian, which are based on annual revenue growth through fiscal year 2015. As there was no projected revenue growth through fiscal year 2015, no contingent consideration remained as of April 25, 2014. These amounts are included within acquisition-related items in the consolidated statements of earnings.

Fiscal Year 2013

China Kanghui Holdings

On November 1, 2012, the Company acquired China Kanghui Holdings (Kanghui). Kanghui is a Chinese manufacturer and distributor of orthopedic products in trauma, spine, and joint reconstruction. Total consideration for the transaction was approximately $816 million. The total value of the transaction, net of Kanghui’s cash, was approximately $797 million. Based on the acquisition valuation, the Company acquired $288 million of technology-based assets and $53 million of tradenames and customer-related intangible assets that each had a weighted average estimated useful life of 11 years and $409 million of goodwill. The acquired goodwill is not deductible for tax purposes.

The Company accounted for the acquisition of Kanghui as a business combination using the acquisition method of accounting. The assets acquired and liabilities assumed were recorded at their respective fair values as of the acquisition date. The fair values of the assets acquired and liabilities assumed are as follows:

(in millions)
Current assets	$106
Property, plant, and equipment	56
Intangible assets	341
Goodwill	409
Other assets	11

Total assets acquired	923

Current liabilities	29
Long-term deferred tax liabilities, net	77
Other long-term liabilities	1

Total liabilities assumed	107

Net assets acquired	$816

Acquisition-Related Items

During fiscal year 2013, the Company recorded net income from acquisition-related items of $49 million, primarily including income of $62 million related to the change in fair value of contingent consideration associated with acquisitions subsequent to April 29, 2009. The change in fair value of contingent consideration primarily related to the reduction in fair value of contingent consideration associated with Ardian due to a slower commercial ramp in Europe. Additionally, the Company recorded transaction-related expenses of $13 million. These amounts are included within acquisition-related items in the consolidated statements of earnings.

Fiscal Year 2012

Salient Surgical Technologies, Inc.

On August 31, 2011, the Company acquired Salient Surgical Technologies, Inc. (Salient). Salient develops and markets devices for haemostatic sealing of soft tissue and bone incorporating advanced energy technology. Salient’s devices are used in a variety of surgical procedures including orthopedic surgery, spine, open abdominal, and thoracic procedures. Total consideration for the transaction was approximately $497 million. Medtronic had previously invested in Salient and held an 8.9 percent ownership position in the company. Net of this ownership position, the transaction value was approximately $452 million. Based upon the acquisition valuation, the Company acquired $154 million of technology-based intangible assets that had an estimated useful life of 12 years, $44 million of IPR&D, and $348 million of goodwill. The IPR&D primarily relates to the launch of Salient’s concentric wire product. The acquired goodwill is not deductible for tax purposes.

The Company accounted for the acquisition of Salient as a business combination using the acquisition method of accounting. The assets acquired and liabilities assumed were recorded at their respective fair values as of the acquisition date. The fair values of the assets acquired and liabilities assumed are as follows:

(in millions)
Current assets	$20
Property, plant, and equipment	11
IPR&D	44
Other intangible assets	154
Goodwill	348
Other assets	1

Total assets acquired	578

Current liabilities	43
Long-term deferred tax liabilities, net	38

Total liabilities assumed	81

Net assets acquired	$497

PEAK Surgical, Inc.

On August 31, 2011, the Company acquired PEAK Surgical, Inc. (PEAK). PEAK develops and markets tissue dissection devices incorporating advanced energy technology. Total consideration for the transaction was approximately $113 million. Medtronic had previously invested in PEAK and held an 18.9 percent ownership position in the company. Net of this ownership position, the transaction value was approximately $96 million. Based upon the acquisition valuation, the Company acquired $74 million of technology-based intangible assets that had an estimated useful life of 12 years, and $56 million of goodwill. The acquired goodwill is not deductible for tax purposes.

The Company accounted for the acquisition of PEAK as a business combination using the acquisition method of accounting. The assets acquired and liabilities assumed were recorded at their respective fair values as of the acquisition date. The fair values of the assets acquired and liabilities assumed are as follows:

(in millions)
Current assets	$5
Property, plant, and equipment	5
Intangible assets	74
Goodwill	56

Total assets acquired	140

Current liabilities	10
Long-term deferred tax liabilities, net	17

Total liabilities assumed	27

Net assets acquired	$113

Acquisition-Related Items

During fiscal year 2012, the Company recorded net charges from acquisition-related items of $12 million, primarily including charges of $45 million related to the change in fair value of contingent consideration associated with acquisitions subsequent to April 29, 2009. Additionally, in connection with the acquisitions of Salient and PEAK, the Company recognized gains of $32 million and $6 million, respectively, on its previously-held investments. These amounts are included within acquisition-related items in the consolidated statements of earnings.

Contingent Consideration

Certain of the Company’s business combinations and purchases of intellectual property involve the potential for the payment of future contingent consideration upon the achievement of certain product development milestones and/or various other favorable operating conditions. Payment of the additional consideration is generally contingent on the acquired company reaching certain performance milestones, including attaining specified revenue levels or achieving product development targets. For business combinations subsequent to April 24, 2009, a liability is recorded for the estimated fair value of the contingent consideration on the acquisition date. The fair value of the contingent consideration is remeasured at each reporting period with the change in fair value recognized as income or expense within acquisition-related items in the consolidated statements of earnings. The Company measures the liability on a recurring basis using Level 3 inputs. See Note 6 for further information regarding fair value measurements.

The fair value of contingent consideration is measured using projected payment dates, discount rates, probabilities of payment, and projected revenues (for revenue-based considerations). Projected contingent payment amounts are discounted back to the current period using a discounted cash flow model. Projected revenues are based on the Company’s most recent internal operational budgets and long-range strategic plans. Increases (decreases) in projected revenues, probabilities of payment, discount rates, or projected payment dates may result in higher (lower) fair value measurements. Fluctuations in any of the inputs may result in a significantly lower (higher) fair value measurement.

The recurring Level 3 fair value measurements of contingent consideration include the following significant unobservable inputs:

($ in millions)	Fair Value at April 25, 2014	Valuation Technique	Unobservable Input	Range
			Discount rate	13.5% - 24%
Revenue-based payments	$43	Discounted cash flow	Probability of payment	100%
			Projected fiscal year of payment	2015 - 2019
			Discount rate	5.5%
Product development- based payments	$25	Discounted cash flow	Probability of payment	75% - 100%
			Projected fiscal year of payment	2015 - 2018

At April 25, 2014, the estimated maximum potential amount of undiscounted future contingent consideration that the Company is expected to make associated with all completed business combinations or purchases of intellectual property prior to April 24, 2009 was approximately $199 million. The Company estimates the milestones or other conditions associated with the contingent consideration will be reached in fiscal year 2015 and thereafter.

The fair value of contingent consideration associated with acquisitions subsequent to April 24, 2009, as of April 25, 2014 and April 26, 2013, was $68 million and $142 million, respectively. As of April 25, 2014, $51 million was reflected in other long-term liabilities and $17 million was reflected in other accrued expenses in the consolidated balance sheets. As of April 26, 2013, $120 million was reflected in other long-term liabilities and $22 million was reflected in other accrued expenses in the consolidated balance sheets. The portion of the contingent consideration related to the acquisition date fair value is reported as financing activities in the consolidated statements of cash flows. Amounts paid in excess of the original acquisition date fair value are reported as operating activities in the consolidated statements of cash flows. The following table provides a reconciliation of the beginning and ending balances of contingent consideration associated with acquisitions subsequent to April 24, 2009:

	Fiscal Year
(in millions)	2014	2013
Beginning Balance	$142	$231
Purchase price contingent consideration	65	3
Contingent consideration payments	(1)	(30)
Change in fair value of contingent consideration	(138)	(62)

Ending Balance	$68	$142